Leases - Future Minimum Lease Payments Under Non Cancellable Operating Leases (Details) $ in Millions	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 0.7
2024	0.7
2025	0.6
2026	0.3
2027	0.3
Thereafter	0.3
Total Minimum Lease Payments	2.9
Less: Imputed interest	(0.7)
Present value of operating liabilities	$ 2.2